UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited
Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.0%
Lear Corp.		807	$77,399

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	2,918

Construction & Engineering — 0.0%
USI United Subcontractors		6,454	167,803

Diversified Consumer Services — 0.5%
Cengage Thomson Learning (a)		38,155	995,846
Houghton Mifflin Harcourt Co. (a)		128,441	2,468,636

			3,464,482

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd. (a)		384,412,912	1,537,652

Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		3,155	—

Total Common Stocks — 0.8%			5,250,254

Asset-Backed Securities — 13.40%		Par (000)

ACAS CLO Ltd., Series 2014-1A, Class C, 3.13%, 7/18/26 (b)(c)	USD	1,500	1,429,769
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (b)(c)		1,750	1,664,616
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.42%, 5/10/32 (b)(c)		504	494,318
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 3.68%, 4/24/24		1,210	1,138,596
Class D, 5.23%, 4/24/24		1,040	955,478
ALM XIV Ltd., Series 2014-14A, Class C, 3.68%, 7/28/26 (b)(c)		3,140	2,918,685
AmeriCredit Automobile, Receivables 2014-3, AMCAR 2014-3 C, 2.58%, 9/08/20		4,850	4,890,022
AMMC CLO 15, Ltd., Series 2014-15A, Class D, 4.44%, 12/09/26 (b)(c)(d)		2,000	1,910,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.08%, 4/17/26 (b)(c)		3,000	2,895,182
Ares CLO, Ltd., ARES 2014 32A B 144A, 3.48%, 11/15/25 (b)(c)(d)		1,250	1,233,750
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(c)		1,100	1,040,783
Babson CLO Ltd., Series 2014-3A, Class C1, 3.23%, 1/15/26 (b)(c)		2,000	1,949,000

Asset-Backed Securities		Par (000)	Value
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (b)(c)	USD	500	$463,184
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (b)(c)		750	695,514
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class C, 3.10%, 10/20/26 (b)(c)		2,500	2,410,345
Carlyle Global Market Strategies CLO 2014-5, Ltd., Series 2014-5A, Class C, 4.38%, 10/16/25 (b)(c)(d)		2,000	1,929,540
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.23%, 2/14/25 (b)(c)		250	242,965
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,572,808
Cent CLO, Series 2014-21A, Class C, 3.73%, 7/27/26 (b)(c)		1,000	928,040
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (b)(c)		500	493,326
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.18%, 10/17/26 (b)(c)		2,850	2,726,924
CIFC Funding Ltd., Series 2014-3A, Class D, 3.55%, 7/22/26 (b)(c)		420	387,812
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.32%, 10/25/47 (c)		878	869,258
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,423	2,348,117
Flagship CLO, Series 2014-8A, Class C, 3.33%, 1/16/26 (b)(c)		2,000	1,940,000
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)(c)		1,090	1,067,099
Gramercy Park CLO, Ltd., Series 2012-1AR, Class CR, 4.28%, 7/17/23 (b)(c)		5,000	4,922,897
GSAA Trust, Series 2007-3, Class 1A2, 0.33%, 3/25/47 (c)		2,695	1,403,076
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (b)(c)		1,000	936,802
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (b)(c)		1,165	1,071,752
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.48%, 1/20/25 (b)(c)		700	694,420

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (b)(c)	USD	420	$396,879
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.38%, 11/14/25 (b)(c)(d)		2,250	2,184,345
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (b)(c)		2,000	1,859,603
OZLM Funding Ltd., Series 2012-2A, Class C, 4.58%, 10/30/23 (b)(c)		500	488,177
OZLM IX, Ltd., Series 2014-9A, Class C, 3.83%, 1/20/27 (b)(c)(d)		1,500	1,402,800
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 7/17/26 (b)(c)		780	729,099
OZLM VIII, Ltd., Series 2014-8A, Class B, 3.28%, 10/17/26 (b)(c)		2,500	2,409,502
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (b)(c)		500	480,615
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.23%, 10/25/26 (b)(c)		2,000	1,928,841
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,544,154
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class D, 2.65%, 8/17/20		4,015	3,975,749
Santander Drive Auto Receivables Trust 2014-4, Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,546,831
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)(d)		2,000	1,805,000
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.40%, 10/17/26 (b)(c)		4,000	3,940,450
Voya CLO, Ltd., Series 2014-4A (b):
Class C, 4.23%, 10/14/26 (c)		2,500	2,411,750
Class SUB, 0.00%, 10/14/26		1,000	925,000
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,129,333

			87,782,206

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		6,860	473,744
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		5,605	378,322

			852,066

Asset-Backed Securities		Par (000)	Value
Total Asset-Backed Securities — 13.5%			$88,634,272

Corporate Bonds

Aerospace — 0.0%
Telefonica SA, Series TIT, 6.00%, 7/24/17 (g)	EUR	200	260,950

Aerospace & Defense — 0.7%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)(e)	USD	928	890,880
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		570	619,162
5.00%, 12/15/21 (b)(d)		250	254,063
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		339	366,968
TransDigm, Inc.:
6.00%, 7/15/22 (e)		1,795	1,812,950
6.50%, 7/15/24		835	851,700

			4,795,723

Airlines — 2.7%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		651	672,743
American Airlines Pass-Through Trust, Series 2013-2 (e):
Class A, 4.95%, 7/15/24		3,647	3,901,808
Class B, 5.60%, 1/15/22 (b)		708	722,575
Class C, 6.00%, 1/15/17 (b)		2,600	2,678,000
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (e)		2,090	2,220,625
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		217	244,798
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24		2,300	2,248,250
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15 (e)		1,402	1,455,022
Virgin Australia Trust, Series 2013-1 (b):
Class A, 5.00%, 4/23/25		716	741,071
Class B, 6.00%, 4/23/22 (e)		1,477	1,517,604
Class C, 7.13%, 10/23/18 (e)		1,059	1,090,757

			17,493,253

Auto Components — 1.4%
Affinia Group, Inc., 7.75%, 5/01/21 (e)		1,095	1,125,113
Autodis SA, 6.50%, 2/01/19	EUR	100	125,837

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	2

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (e)	USD	2,058	$2,083,725
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	554	954,738
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)	USD	186	197,160
Schaeffler Holding Finance BV:
2.75%, 5/15/19	EUR	405	508,014
5.75%, 11/15/21 (f)		115	150,683
(6.25% Cash or 0.00% PIK), 6.25%, 11/15/19 (b)(f)	USD	804	841,185
(6.75% Cash or 0.00% PIK), 6.75%, 11/15/22 (b)(f)		943	994,865
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (b)(e)(f)		1,085	1,135,181
(6.88% Cash), 6.88%, 8/15/18 (f)	EUR	375	490,774
Titan International, Inc., 6.88%, 10/01/20	USD	555	510,600

			9,117,875

Automobiles — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (e)		1,087	1,152,220
General Motors Co. (e):
3.50%, 10/02/18		2,478	2,539,950
5.20%, 4/01/45		550	565,345

			4,257,515

Banks — 0.8%
Banco Espirito Santo SA:
4.75%, 1/15/18	EUR	100	118,749
4.00%, 1/21/19		100	115,983
CIT Group, Inc. (e):
5.00%, 5/15/17	USD	890	927,825
5.50%, 2/15/19 (b)		1,370	1,452,200
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,441,049
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,457,385

			5,513,191

Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	82	91,635
3.88%, 11/15/19		294	299,468

			391,103

Building Products — 1.1%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		190	191,900

Corporate Bonds		Par (000)	Value
Building Products (concluded)
BMBG Bond Finance SCA, 5.08%, 10/15/20 (c)	EUR	200	$249,187
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(e)	USD	650	672,750
Building Materials Corp. of America (b)(e):
6.75%, 5/01/21		770	828,712
5.38%, 11/15/24		1,005	1,005,000
Cemex Finance LLC, 6.00%, 4/01/24 (b)		295	295,369
Cemex SAB de CV, 5.70%, 1/11/25 (b)		670	646,550
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)(e)		1,030	1,084,075
Ply Gem Industries, Inc., 6.50%, 2/01/22		745	720,788
USG Corp., 9.75%, 1/15/18 (e)		1,390	1,598,500

			7,292,831

Capital Markets — 1.2%
American Capital Ltd., 6.50%, 9/15/18 (b)(e)		975	1,028,625
Blackstone CQP Holdco LP, 9.30%, 3/18/19		1,051	1,061,788
E*Trade Financial Corp.:
3.58%, 8/31/19 (b)(g)(h)		249	549,200
5.38%, 11/15/22		627	633,270
The Goldman Sachs Group, Inc., 3.30%, 5/03/15 (e)		3,285	3,322,354
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (b)(e)		1,035	1,083,215

			7,678,452

Chemicals — 1.0%
Ashland, Inc., 3.88%, 4/15/18 (e)		675	680,906
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	200	262,368
7.38%, 5/01/21 (b)	USD	398	429,840
Chemtura Corp., 5.75%, 7/15/21		200	198,000
Huntsman International LLC:
8.63%, 3/15/21		655	710,675
5.13%, 4/15/21	EUR	331	431,976
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)	USD	314	308,929
6.50%, 8/15/18	EUR	122	153,976
LSB Industries, Inc., 7.75%, 8/01/19	USD	167	177,020

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (e)	USD	3,123	$3,263,535

			6,617,225

Commercial Services & Supplies — 1.3%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		766	674,080
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	306,600
ARAMARK Corp., 5.75%, 3/15/20 (e)		712	735,140
Aviation Capital Group Corp., 4.63%, 1/31/18 (b)(e)		1,000	1,040,724
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		203	203,000
Covanta Holding Corp., 6.38%, 10/01/22		100	106,250
Mobile Mini, Inc., 7.88%, 12/01/20 (e)		915	979,050
Modular Space Corp., 10.25%, 1/31/19 (b)(e)		1,253	1,259,265
United Rentals North America, Inc. (e):
5.75%, 7/15/18		494	516,230
7.63%, 4/15/22		1,518	1,677,390
5.75%, 11/15/24		1,039	1,077,963

			8,575,692

Communications Equipment — 2.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (g)		6,670	6,720,025
Alcatel-Lucent USA, Inc. (b)(e):
4.63%, 7/01/17		800	806,000
6.75%, 11/15/20		2,150	2,230,625
Avaya, Inc., 7.00%, 4/01/19 (b)		437	427,167
CommScope, Inc. (b):
5.00%, 6/15/21		215	215,000
5.50%, 6/15/24		221	219,895
Zayo Group LLC/Zayo Capital, Inc. (e):
8.13%, 1/01/20		1,800	1,921,500
10.13%, 7/01/20		1,460	1,642,500

			14,182,712

Construction & Engineering — 0.5%
AECOM Technology Corp. (b):
5.75%, 10/15/22		215	225,212
5.88%, 10/15/24		981	1,037,407
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		165	171,188
Novafives SAS:
4.08%, 6/30/20 (c)	EUR	100	123,972

Corporate Bonds		Par (000)	Value
Construction & Engineering (concluded)
Novafives SAS (concluded):
4.50%, 6/30/21	EUR	100	$123,506
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(e)	USD	1,138	1,147,275
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	314,080

			3,142,640

Construction Materials — 1.6%
HD Supply, Inc.:
8.13%, 4/15/19 (e)		4,285	4,655,653
11.00%, 4/15/20 (e)		770	881,650
7.50%, 7/15/20 (e)		2,696	2,844,280
5.25%, 12/15/21 (b)(d)		1,828	1,866,845
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	150	183,813

			10,432,241

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 7.00%, 4/15/15 (e)	USD	400	409,097
Hyundai Capital America, 3.75%, 4/06/16 (b)(e)		1,285	1,331,913
Springleaf Finance Corp., 8.25%, 10/01/23		79	90,060

			1,831,070

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)		380	376,200
4.25%, 1/15/22	EUR	320	397,427
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)(e)	USD	1,560	1,556,100
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (e)		144	151,380
Crown European Holdings SA, 4.00%, 7/15/22	EUR	260	341,078
SGD Group SAS, 5.63%, 5/15/19		100	121,858

			2,944,043

Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (e)	USD	874	915,620

Diversified Consumer Services — 0.2%
Laureate Education, Inc., 9.75%, 9/01/19 (b)		960	996,000

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	4

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 2.8%
Aircastle Ltd., 6.25%, 12/01/19 (e)	USD	367	$393,608
Ally Financial, Inc.:
8.30%, 2/12/15 (e)		2,460	2,490,750
8.00%, 11/01/31 (e)		2,030	2,552,725
8.00%, 11/01/31		869	1,084,077
CE Energy AS, 7.00%, 2/01/21	EUR	150	190,574
Co-Operative Group Holdings, 6.88%, 7/08/20 (i)	GBP	190	304,199
Ford Motor Credit Co. LLC, 3.88%, 1/15/15 (e)	USD	2,475	2,484,578
General Motors Financial Co., Inc. (e):
2.63%, 7/10/17		2,760	2,791,420
4.38%, 9/25/21		530	549,213
HSH Nordbank AG, 0.92%, 2/14/17 (c)	EUR	153	160,645
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20 (e)	USD	585	564,525
6.88%, 4/15/22		456	426,360
Leucadia National Corp., 8.13%, 9/15/15 (e)		1,870	1,970,045
MSCI, Inc., 5.25%, 11/15/24 (b)(e)		591	613,162
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		790	823,575
9.88%, 8/15/19		307	330,793
5.75%, 10/15/20		625	642,969
6.88%, 2/15/21		210	221,813

			18,595,031

Diversified Telecommunication Services — 2.8%
CenturyLink, Inc.:
6.45%, 6/15/21		155	168,950
Series V, 5.63%, 4/01/20 (e)		751	792,305
Level 3 Communications, Inc., 8.88%, 6/01/19 (e)		735	786,450
Level 3 Financing, Inc.:
3.83%, 1/15/18 (c)		411	413,260
8.13%, 7/01/19 (e)		3,083	3,283,395
7.00%, 6/01/20		495	529,031
6.13%, 1/15/21 (e)		1,682	1,753,485
Telecom Italia SpA:
6.13%, 11/15/16 (g)	EUR	300	448,575
6.38%, 6/24/19	GBP	200	341,699
4.88%, 9/25/20	EUR	220	301,081
4.50%, 1/25/21		270	364,159
5.88%, 5/19/23	GBP	450	753,722
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		271	369,830
6.75%, 8/15/24		397	555,768

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc., 3.65%, 9/14/18 (e)	USD	7,000	$7,431,116
Windstream Corp.:
7.75%, 10/15/20		41	43,030
6.38%, 8/01/23		5	4,825

			18,340,681

Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)		728	740,631
Homer City Generation LP (f):
8.14% (8.14% Cash), 10/01/19		327	338,205
8.73% (8.73% Cash), 10/01/26		589	613,043
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		403	433,342

			2,125,221

Electrical Equipment — 0.1%
Belden, Inc.:
5.50%, 4/15/23	EUR	140	179,306
Series NOV, 5.50%, 4/15/23		209	264,273
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20		106	145,764

			589,343

Energy Equipment & Services — 0.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	503	452,700
CGG SA, 7.75%, 5/15/17		111	109,890
MEG Energy Corp. (b)(e):
6.50%, 3/15/21		244	224,480
7.00%, 3/31/24		864	784,080
Peabody Energy Corp. (e):
6.00%, 11/15/18		1,004	956,310
6.25%, 11/15/21		583	546,563
Precision Drilling Corp., 5.25%, 11/15/24 (b)		522	443,700

			3,517,723

Food & Staples Retailing — 0.6%
Brakes Capital, 7.13%, 12/15/18	GBP	1,255	1,940,707
Premier Foods Finance PLC, 5.56%, 3/16/20 (c)		115	158,074
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	150	184,186
5.50%, 5/15/20	GBP	105	159,916

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (concluded)
Rite Aid Corp., 9.25%, 3/15/20 (e)	USD	1,095	$1,207,238

			3,650,121

Food Products — 0.3%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		635	650,875
Boparan Finance PLC:
4.38%, 7/15/21	EUR	105	114,242
5.50%, 7/15/21	GBP	115	154,949
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)	USD	193	204,580
6.63%, 8/15/22		783	847,597
Univeg Holding BV, 7.88%, 11/15/20	EUR	135	149,401

			2,121,644

Health Care Equipment & Supplies — 0.2%
Biomet, Inc., 6.50%, 10/01/20 (e)	USD	418	442,662
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (e)		413	433,650
Teleflex, Inc., 6.88%, 6/01/19 (e)		675	707,063

			1,583,375

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		240	240,600
Amsurg Corp., 5.63%, 7/15/22 (b)(e)		1,016	1,041,400
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19 (e)		995	1,044,750
CHS/Community Health Systems, Inc. (e):
5.13%, 8/15/18		490	504,087
6.88%, 2/01/22		1,404	1,486,485
Crown Newco 3 PLC, 7.00%, 2/15/18 (b)(d)	GBP	205	333,161
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (e)	USD	1,093	1,121,008
HCA Holdings, Inc., 7.75%, 5/15/21		285	305,663
HCA, Inc.:
3.75%, 3/15/19		786	782,954
6.50%, 2/15/20		160	177,000
5.88%, 3/15/22		82	89,175
4.75%, 5/01/23		108	108,675
5.00%, 3/15/24		335	339,188
Hologic, Inc., 6.25%, 8/01/20 (e)		1,289	1,334,921
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		186	179,490
Omnicare, Inc.:
4.75%, 12/01/22		165	167,475
5.00%, 12/01/24		104	106,080

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	264	$285,780
5.00%, 3/01/19 (b)(e)		911	897,335
4.75%, 6/01/20		520	526,500
6.00%, 10/01/20 (e)		811	862,701
8.13%, 4/01/22 (e)		1,098	1,227,015
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	565,600

			13,727,043

Hotels, Restaurants & Leisure — 4.6%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	USD	5,255	4,165,931
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (b)(f)		204	205,530
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		535	559,744
5.50%, 12/01/24 (d)		1,147	1,144,132
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (g)	GBP	100	147,062
Enterprise Inns PLC, 6.50%, 12/06/18		926	1,491,974
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	USD	357	365,925
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)		485	493,488
New Red Finance, Inc., 6.00%, 4/01/22 (b)		860	881,500
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)(e)		576	577,440
Snai SpA, 7.63%, 6/15/18	EUR	205	258,835
Spirit Issuer PLC (c):
Series A1, 1.11%, 12/28/28	GBP	498	662,873
Series A2, 3.26%, 12/28/31		1,800	2,727,251
Series A5, 5.47%, 12/28/34		4,500	6,888,419
Series A6, 2.36%, 12/28/36		2,670	4,014,144
Station Casinos LLC, 7.50%, 3/01/21 (e)	USD	2,245	2,368,475
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(j)		375	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,250	2,010,946
Series A4, 5.66%, 6/30/27		781	1,214,503

			30,178,172

Household Durables — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	510	497,250

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	6

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
Beazer Homes USA, Inc.:
6.63%, 4/15/18 (e)	USD	910	$953,225
5.75%, 6/15/19		523	502,080
Berkline/Benchcraft LLC, 4.50%, 11/03/15		200	—
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(e)		925	980,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		259	271,950
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)(e)		2,130	2,252,475
KB Home, 7.25%, 6/15/18 (e)		880	953,700
Standard Pacific Corp., 8.38%, 1/15/21 (e)		1,000	1,155,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		597	599,985
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		500	495,000
5.88%, 6/15/24		340	346,800

			9,007,965

Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	264,375
6.63%, 11/15/22		285	303,525

			567,900

Independent Power and Renewable Electricity Producers — 0.9%
The AES Corp., 7.75%, 10/15/15 (e)		534	560,700
Baytex Energy Corp. (b):
5.13%, 6/01/21		170	156,400
5.63%, 6/01/24		61	54,595
Calpine Corp.:
6.00%, 1/15/22 (b)		143	152,653
5.38%, 1/15/23 (e)		1,099	1,114,111
5.88%, 1/15/24 (b)		438	465,375
5.75%, 1/15/25 (e)		962	978,835
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		1,180	1,227,200
NRG Energy, Inc.:
7.88%, 5/15/21		177	191,603
6.25%, 5/01/24 (b)		267	273,007
NRG REMA LLC:
Series B, 9.24%, 7/02/17		63	67,073
Series C, 9.68%, 7/02/26 (e)		589	636,120

			5,877,672

Insurance — 1.5%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16 (e)		3,000	3,298,155

Corporate Bonds		Par (000)	Value
Insurance (concluded)
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)(e)	USD	304	$323,760
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)(e)		750	859,552
Genworth Holdings, Inc., 4.80%, 2/15/24		240	209,578
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		255	264,563
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		595	636,650
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	400	601,551
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	199,362
Prudential Holdings LLC, 8.70%, 12/18/23 (b)(e)	USD	2,871	3,688,373

			10,081,544

Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18 (e)		695	714,112
Interactive Data Corp., 5.88%, 4/15/19 (b)		741	743,779

			1,457,891

IT Services — 1.4%
Ceridian Corp., 8.88%, 7/15/19 (b)(e)		1,395	1,548,450
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(e)		954	1,063,710
Epicor Software Corp., 8.63%, 5/01/19 (e)		1,260	1,326,150
First Data Corp.:
7.38%, 6/15/19 (b)(e)		1,775	1,868,187
6.75%, 11/01/20 (b)(e)		813	865,845
11.75%, 8/15/21		713	825,298
SunGard Data Systems, Inc., 6.63%, 11/01/19 (e)		900	918,000
WEX, Inc., 4.75%, 2/01/23 (b)(e)		550	533,500

			8,949,140

Media — 5.5%
Adria Bidco BV, 7.88%, 11/15/20	EUR	140	184,180
Altice Financing SA, 6.50%, 1/15/22 (b)(e)	USD	850	858,500
Altice SA:
7.25%, 5/15/22	EUR	400	517,275
7.75%, 5/15/22 (b)(e)	USD	1,050	1,085,437
AMC Networks, Inc., 7.75%, 7/15/21 (e)		865	940,687
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		105	107,625

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b) (concluded):
5.63%, 2/15/24	USD	95	$97,969
CCOH Safari LLC:
5.50%, 12/01/22		993	1,004,171
5.75%, 12/01/24		1,969	1,981,306
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		509	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		677	704,757
6.50%, 11/15/22 (e)		965	1,000,994
6.50%, 11/15/22		213	222,053
Columbus International, Inc., 7.38%, 3/30/21 (b)(e)		1,375	1,464,375
DISH DBS Corp.:
7.13%, 2/01/16 (e)		200	212,500
4.25%, 4/01/18 (e)		1,330	1,353,275
5.88%, 11/15/24 (b)		1,336	1,346,020
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		305	317,963
Gannett Co., Inc.:
5.13%, 10/15/19		197	204,634
5.13%, 7/15/20		218	225,085
6.38%, 10/15/23		304	327,180
Gray Television, Inc., 7.50%, 10/01/20 (e)		428	442,980
iHeartCommunications, Inc.:
9.00%, 12/15/19		345	338,963
9.00%, 3/01/21 (e)		966	941,850
9.00%, 9/15/22 (b)		755	736,125
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(e)		825	822,938
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (e)		1,660	1,761,675
5.50%, 8/01/23		515	507,275
Intelsat Luxembourg SA, 6.75%, 6/01/18		800	820,000
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		1,055	1,065,550
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		185	197,025
MDC Partners, Inc., 6.75%, 4/01/20 (b)		733	756,823
Media General Financing Sub, Inc., 5.88%, 11/15/22 (b)		303	304,515
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		245	252,350
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		345	357,075

Corporate Bonds		Par (000)	Value
Media (concluded)
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)	USD	330	$332,475
Numericable Group SA:
4.88%, 5/15/19 (b)(e)		1,770	1,750,087
5.38%, 5/15/22	EUR	110	143,618
6.00%, 5/15/22 (b)(e)	USD	1,530	1,554,128
5.63%, 5/15/24	EUR	260	340,270
6.25%, 5/15/24 (b)(e)	USD	510	519,563
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		800	856,000
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		191	186,225
Sirius XM Radio, Inc., 5.75%, 8/01/21 (b)(e)		424	443,080
Sterling Entertainment Corp., 10.00%, 12/15/19		1,175	1,198,500
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (b)		789	852,120
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		1,440	1,515,600
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,274	2,100,352
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	512	538,880

			35,792,028

Metals & Mining — 2.0%
Alcoa, Inc., 5.13%, 10/01/24 (e)		1,523	1,604,988
ArcelorMittal (e):
4.25%, 8/05/15		738	751,837
6.13%, 6/01/18		612	648,720
Constellium NV:
4.63%, 5/15/21	EUR	195	237,017
5.75%, 5/15/24 (b)	USD	358	343,680
Global Brass & Copper, Inc., 9.50%, 6/01/19 (e)		695	758,419
Kaiser Aluminum Corp., 8.25%, 6/01/20 (e)		510	559,725
Novelis, Inc.:
8.38%, 12/15/17		175	182,438
8.75%, 12/15/20 (e)		2,906	3,153,010
Peabody Energy Corp., 6.50%, 9/15/20		408	382,500
Perstorp Holding AB, 8.75%, 5/15/17 (b)		290	297,250
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		160	163,200
Steel Dynamics, Inc. (e):
5.13%, 10/01/21 (b)		645	669,187
6.38%, 8/15/22		555	596,625

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	8

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	400	$523,252
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(e)	USD	2,156	2,306,920

			13,178,768

Multiline Retail — 0.2%
Hema Bondco I BV, 6.25%, 6/15/19	EUR	205	218,583
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)(e)	USD	856	911,640

			1,130,223

Oil, Gas & Consumable Fuels — 4.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/23		455	464,100
4.88%, 3/15/24		209	213,180
Antero Resources Finance Corp., 5.38%, 11/01/21 (e)		774	764,325
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21		165	188,719
6.00%, 5/01/22 (b)		149	161,293
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		95	90,250
California Resources Corp., 6.00%, 11/15/24 (b)		1,280	1,141,600
Chaparral Energy, Inc., 7.63%, 11/15/22		305	279,075
Cimarex Energy Co., 4.38%, 6/01/24		206	203,425
Concho Resources, Inc., 5.50%, 4/01/23 (e)		1,365	1,344,525
CONSOL Energy, Inc., 5.88%, 4/15/22 (b)(e)		1,653	1,648,867
El Paso LLC:
7.80%, 8/01/31		116	145,373
7.75%, 1/15/32 (e)		556	702,784
Energy Transfer Equity LP, 5.88%, 1/15/24 (e)		875	927,500
Energy XXI Gulf Coast, Inc., 6.88%, 3/15/24 (b)		64	48,000
EnQuest PLC, 7.00%, 4/15/22 (b)		228	180,120
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (e)		450	469,125
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)(e)		520	481,000
Kinder Morgan Energy Partners LP (e):
4.15%, 2/01/24		640	643,515
4.25%, 9/01/24		1,035	1,044,767

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)(e)	USD	1,285	$1,426,350
Kinder Morgan, Inc.:
3.05%, 12/01/19 (e)		630	633,393
5.00%, 2/15/21 (b)		302	322,385
5.63%, 11/15/23 (b)		306	335,453
Laredo Petroleum, Inc., 7.38%, 5/01/22		132	133,320
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (e)		1,083	980,115
7.75%, 2/01/21		215	191,350
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		344	309,600
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		353	378,592
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	357,200
6.50%, 11/01/21		410	396,675
Range Resources Corp., 5.75%, 6/01/21		161	169,050
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		97	92,150
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		376	366,600
Rosetta Resources, Inc., 5.63%, 5/01/21		379	361,945
RSP Permian, Inc., 6.63%, 10/01/22 (b)		359	349,128
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		536	546,720
5.75%, 5/15/24 (e)		456	461,130
Sabine Pass LNG LP, 7.50%, 11/30/16 (e)		3,110	3,304,375
Sanchez Energy Corp., 6.13%, 1/15/23 (b)		681	612,900
SandRidge Energy, Inc.:
8.75%, 1/15/20		79	65,570
7.50%, 2/15/23 (e)		921	709,170
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (b)		258	197,370
Southern Star Central Corp., 5.13%, 7/15/22 (b)(e)		935	935,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		636	686,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20 (e)		138	140,070
6.25%, 10/15/22 (b)		677	690,540

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)	USD	425	$412,781
Whiting Petroleum Corp., 5.00%, 3/15/19 (e)		1,426	1,386,785

			28,094,140

Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (a)(j)		3,177	—

Pharmaceuticals — 1.1%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(f)		156	157,950
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20		135	141,413
7.25%, 1/15/22		121	129,470
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		759	781,770
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)(e)		830	848,675
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18 (e)		2,214	2,366,212
6.88%, 12/01/18 (e)		1,210	1,253,862
6.38%, 10/15/20 (e)		613	635,994
7.50%, 7/15/21		335	361,800
5.63%, 12/01/21		520	525,200

			7,202,346

Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (e)		540	550,800

Real Estate Investment Trusts (REITs) — 0.5%
Felcor Lodging LP, 6.75%, 6/01/19 (e)		820	852,800
iStar Financial, Inc.:
4.00%, 11/01/17		435	428,475
5.00%, 7/01/19		305	298,900
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		64	59,520
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (e)		1,300	1,418,373

			3,058,068

Real Estate Management & Development — 0.9%
Grand City Properties SA, Series D, 2.00%, 10/29/21	EUR	100	122,976
Realogy Corp. (b):
7.63%, 1/15/20 (e)	USD	1,837	1,993,145
9.00%, 1/15/20		301	331,853

Corporate Bonds		Par (000)	Value

Real Estate Management & Development (concluded)
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)	USD	759	$757,102
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		220	224,950
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (e)		2,110	2,236,600

			5,666,626

Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%, 9/23/15 (b)(e)		3,400	3,450,096
EC Finance PLC, 5.13%, 7/15/21	EUR	180	230,527
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)(e)	USD	1,170	1,196,325
The Hertz Corp.:
7.50%, 10/15/18		540	560,250
6.75%, 4/15/19		405	418,162
5.88%, 10/15/20		435	439,350
7.38%, 1/15/21 (e)		675	712,125
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		319	324,582

			7,331,417

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc., 5.50%, 2/01/25 (b)(e)		840	844,200
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)(e)		560	592,200
Sensata Technologies BV, 5.63%, 11/01/24 (b)		179	189,964

			1,626,364

Software — 0.7%
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(f)		744	742,140
Infor US, Inc., 9.38%, 4/01/19 (e)		2,000	2,163,100
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(e)		1,715	1,727,863

			4,633,103

Specialty Retail — 0.3%
Magnolia BC SA, 9.00%, 8/01/20	EUR	171	204,125
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	164,791
Party City Holdings, Inc., 8.88%, 8/01/20	USD	374	402,985
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		252	255,780

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	10

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Specialty Retail (concluded)
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23 (e)	USD	508	$533,400
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	265,259

			1,826,340

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	USD	380	413,250
Springs Industries, Inc., 6.25%, 6/01/21		645	630,488
The William Carter Co., 5.25%, 8/15/21		346	358,975

			1,402,713

Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc. (b):
6.50%, 7/15/22 (e)		1,054	1,130,415
5.63%, 10/01/24		420	443,100

			1,573,515

Transportation Infrastructure — 1.9%
Aguila 3 SA, 7.88%, 1/31/18 (b)(e)		686	672,280
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (b)(e)		917	929,412
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(f)		878	829,710
Penske Truck Leasing Co. LP/PTL Finance Corp. (b)(e):
3.13%, 5/11/15		3,372	3,407,565
3.38%, 3/15/18		6,155	6,441,275

			12,280,242

Wireless Telecommunication Services — 2.0%
Digicel Ltd., 6.00%, 4/15/21 (b)(e)		2,073	2,031,540
The Geo Group, Inc., 5.88%, 1/15/22		340	351,050
SBA Communications Corp., 4.88%, 7/15/22 (b)		815	792,587
Sprint Communications, Inc. (b)(e):
9.00%, 11/15/18		2,020	2,338,150
7.00%, 3/01/20		1,141	1,255,813
Sprint Corp. (e):
7.88%, 9/15/23		1,735	1,817,412
7.13%, 6/15/24		590	583,362
T-Mobile USA, Inc.:
6.63%, 4/28/21		263	270,890
6.13%, 1/15/22		75	76,313
6.73%, 4/28/22		173	179,055
6.00%, 3/01/23		478	485,170
6.50%, 1/15/24		535	547,038

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc. (concluded):
6.38%, 3/01/25 (e)	USD	1,520	$1,542,800
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	695	863,747

			13,134,927

Total Corporate Bonds — 57.3%			375,290,222

Floating Rate Loan Interests (c)

Aerospace & Defense — 0.9%
BE Aerospace, Inc., 2014 Term Loan B, 4.25%, 11/19/21 (d)	USD	910	910,946
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,280	1,274,494
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,375	1,393,329
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		648	642,050
Term Loan D, 3.75%, 6/04/21		299	296,305
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,572	1,557,857

			6,074,981

Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		678	640,703
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		712	672,273
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		123	115,909
CEVA Logistics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		981	927,273

			2,356,158

Airlines — 0.1%
Northwest Airlines, Inc.:
2.18%, 3/10/17		376	364,358
1.56%, 9/10/18		552	525,090
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		7	6,677

			896,125

Auto Components — 1.9%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		741	741,850
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		960	960,252

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Auto Components (concluded)
Autoparts Holdings Ltd. (concluded):
2nd Lien Term Loan, 10.50%, 1/29/18	USD	1,250	$1,219,787
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		854	850,025
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		3,340	3,305,364
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,985	2,993,388
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		975	975,946
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		1,248	1,235,946

			12,282,558

Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		417	417,892
2nd Lien Term Loan, 8.25%, 6/03/21		352	352,778

			770,670

Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 10.25%, 3/01/11 (a)(j)		1,000	—

Building Products — 1.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		831	817,333
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,635	1,630,756
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		940	924,413
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,025	1,021,802
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,144	1,128,997
United Subcontractors, Inc., Term Loan, 4.24%, 6/30/15		172	162,963
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		764	751,333

Floating Rate Loan Interests (c)		Par (000)	Value

Building Products (concluded)
Wilsonart LLC (concluded):
Term Loan B, 4.00%, 10/31/19	USD	806	$792,059

			7,229,656

Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		633	584,517
Term Loan B, 6.75%, 4/30/18		523	500,386
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		576	570,913

			1,655,816

Chemicals — 1.4%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		767	764,737
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		660	652,401
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		662	651,535
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/09/21		1,271	1,269,138
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,255	1,244,050
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	683,850
Term Loan B2, 4.25%, 1/15/20		673	658,895
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		771	771,925
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		520	512,528
2nd Lien Term Loan, 7.75%, 7/31/22		1,050	1,028,674
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		657	646,837

			8,884,570

Commercial Services & Supplies — 1.5%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,010	990,742
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,563	1,553,090
Catalent Pharma Solutions, Inc., Term Loan:
6.50%, 12/29/17		54	54,423

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	12

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Commercial Services & Supplies (concluded)
Catalent Pharma Solutions, Inc., Term Loan (concluded):
B, 4.25%, 5/20/21 (d)	USD	1,353	$1,354,561
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		1,172	1,174,629
2nd Lien Term Loan, 8.00%, 5/14/22		1,000	998,750
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,870	1,856,285
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		337	325,443
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,773	1,760,905

			10,068,828

Communications Equipment — 1.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		975	973,479
2nd Lien Term Loan, 8.00%, 8/01/22		3,960	4,029,300
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		328	325,723
2nd Lien Term Loan, 7.50%, 1/23/22		265	264,669
Avaya, Inc., Extended Term Loan B3, 4.65%, 10/26/17		758	735,875
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		433	430,959
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	1,606	1,400,622
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,745	2,737,894

			10,898,521

Construction & Engineering — 0.1%
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		710	720,650

Construction Materials — 0.4%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		501	500,742
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,864	1,856,859

			2,357,601

Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		383	381,478

Floating Rate Loan Interests (c)		Par (000)	Value

Containers & Packaging (concluded)
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	USD	904	$891,253

			1,272,731

Distributors — 0.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,084	2,043,584
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		199	199,249

			2,242,833

Diversified Consumer Services — 0.6%
Allied Security Holdings LLC, 1st Lien Term Loan, 4.25%, 2/12/21		515	511,441
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		76	74,648
Term Loan B, 4.00%, 11/06/20		296	291,804
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		624	595,440
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		1,090	1,082,642
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,652	1,283,829

			3,839,804

Diversified Financial Services — 0.5%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		1,506	1,499,903
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		446	444,099
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,117	1,120,750

			3,064,752

Diversified Telecommunication Services — 1.9%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,221	2,225,922
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,720	1,720,609
Integra Telecom, Inc. :
2nd Lien Term Loan, 9.75%, 2/21/20		1,270	1,259,688
Term Loan B, 5.25%, 2/22/19		1,157	1,148,336

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19	USD	659	$657,071
2020 Term Loan B, 4.00%, 1/15/20		4,240	4,233,640
Incremental Term Loan B5, 4.50%, 1/31/22		1,320	1,323,709

			12,568,975

Electric Utilities — 0.3%
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		496	481,199
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		496	481,274
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		830	830,523

			1,792,996

Electrical Equipment — 1.0%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		866	871,164
Extended Term Loan, 4.65%, 10/10/17 (a)(j)		7,640	5,532,888

			6,404,052

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		837	825,348

Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,096	1,091,839

Food & Staples Retailing — 0.3%
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21		630	626,850
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		240	241,999
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		902	897,431

			1,766,280

Food Products — 1.4%
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		640	593,431
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,499	1,487,435
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,043	1,037,859

Floating Rate Loan Interests (c)		Par (000)	Value

Food Products (concluded)
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21	USD	673	$673,312
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21 (d)		884	884,301
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,037	1,031,048
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,038	1,022,516
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,468	1,320,885
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,159,200

			9,209,987

Health Care Equipment & Supplies — 1.8%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		999	995,163
Biomet, Inc., Term Loan B2, 3.66%, 7/25/17		1,157	1,154,992
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		511	505,321
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		1,692	1,688,818
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		1,304	1,299,108
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		632	631,915
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		1,820	1,826,135
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		1,248	1,221,145
2nd Lien Term Loan, 6.75%, 3/11/22		340	315,350
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,995	1,975,050

			11,612,997

Health Care Providers & Services — 2.4%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		1,360	1,326,000
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		459	457,212
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		438	441,785
CareCore National LLC, Term Loan B, 5.50%, 3/05/21 (d)		700	701,316

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	14

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	USD	3,975	$3,981,163
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,169	1,167,082
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,838	2,825,486
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		896	895,950
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,000	1,044,871
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		174	174,861
2nd Lien Term Loan, 8.75%, 2/14/22		270	271,350
inVentiv Health, Inc., Incremental Term Loan B3, 7.75%, 5/15/18		231	229,250
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		742	729,630
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		577	574,526
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		405	404,894
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		593	589,538

			15,814,914

Health Care Technology — 0.1%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		627	619,278

Hotels, Restaurants & Leisure — 4.1%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.50%, 10/27/21		1,875	1,879,106
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,221	1,215,042
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.99%, 3/01/17		931	847,598
Term Loan B7, 9.75%, 1/28/18		1,742	1,603,469
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,106	2,956,729

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21	USD	774	$773,235
Dave & Buster's, Inc., Term Loan, 4.50%, 7/25/20		235	235,048
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,820	1,806,784
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/27/20		585	587,925
Great Wolf Resorts, Inc., Term Loan B, 1.00%, 8/06/20 (d)		700	697,375
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,717	1,701,303
Intrawest ULC, Term Loan, 5.50%, 12/09/20		610	612,298
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		4,698	4,676,764
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		645	643,648
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,067	1,050,355
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		694	687,027
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		438	432,825
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		396	394,515
Term Loan B, 4.00%, 2/19/19		560	555,522
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		2,335	2,316,208
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		1,200	1,203,216

			26,875,992

Household Products — 0.2%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,147	1,139,672

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		1,046	1,043,989
Granite Acquisition, Inc. (d):
Term Loan B, 1.00%, 10/15/21		1,116	1,121,181

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Independent Power and Renewable Electricity Producers (concluded)
Granite Acquisition, Inc. (d) (concluded):
Term Loan C, 1.00%, 10/15/21	USD	49	$49,332

			2,214,502

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,343	2,284,242

Insurance — 0.7%
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,305	1,290,231
Cooper Gay Swett & Crawford of Delaware Holding Corp.:
1st Lien Term Loan, 5.00%, 4/16/20		1,047	978,711
2nd Lien Term Loan C, 8.25%, 10/16/20		500	440,000
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,099	1,076,661
2nd Lien Term Loan, 6.75%, 2/28/22		665	649,485

			4,435,088

Internet Software & Services — 0.5%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,169	1,154,068
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		803	800,980
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		1,446	1,452,522

			3,407,570

IT Services — 1.9%
Ceridian LLC, Term Loan B2, 4.50%, 5/09/17		551	546,405
First Data Corp.:
2018 Extended Term Loan, 3.66%, 3/23/18		7,249	7,154,093
2018 Term Loan, 3.66%, 9/24/18		1,640	1,617,106
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		754	698,551
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		796	707,445
SunGard Data Systems, Inc.:
Term Loan C, 3.91%, 2/28/17		705	703,237
Term Loan E, 4.00%, 3/08/20		379	378,143

Floating Rate Loan Interests (c)		Par (000)	Value

IT Services (concluded)
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21	USD	948	$941,115

			12,746,095

Leisure Products — 0.1%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		422	418,823

Machinery — 0.8%
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18		1,043	1,037,716
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		943	934,775
Mueller Water Products, Inc., Term Loan B, 1.00%, 11/19/21 (d)		305	306,144
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		525	529,058
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,313	1,303,332
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		820	821,705

			4,932,730

Media — 4.4%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,090	1,090,160
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		465	467,325
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15		2,005	—
7.00%, 3/31/20		2,428	2,427,412
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		1,170	1,153,735
Term Loan G, 4.25%, 9/12/21		1,435	1,444,299
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		153	151,634
Term Loan D, 6.91%, 1/30/19		4,063	3,817,189
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,315	1,292,397
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		207	195,926
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		884	879,972
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,514	2,498,234

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	16

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20	USD	395	$398,456
Media General, Inc. (c):
Delayed Draw Term Loan B, 4.25%, 7/31/20		680	681,083
Term Loan B2, 1.00%, 7/31/20 (d)		490	488,775
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,106	1,106,237
Term Loan B2, 4.50%, 5/21/20		957	957,047
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		966	952,717
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,083	1,078,066
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,417	2,392,423
UPC Financing Partnership, Term Loan AG, 3.76%, 3/31/21	EUR	442	549,760
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	410	405,535
Term Loan E, 4.25%, 6/30/23	GBP	790	1,228,896
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	728	726,107
William Morris Endeavor Entertainment LLC:
1st Lien Term Loan, 5.25%, 5/06/21		543	528,782
2nd Lien Term Loan, 8.25%, 5/01/22		615	596,550
Ziggo Financing Partnership:
Term Loan B1, 3.25%, 1/15/22		489	480,515
Term Loan B2A, 3.50%, 1/15/22		333	327,757
Term Loan B3, 3.50%, 1/15/22		548	539,042

			28,856,031

Metals & Mining — 0.6%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	252,292
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		502	470,288
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,996	1,992,211

Floating Rate Loan Interests (c)		Par (000)	Value

Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	1,502	$1,509,391

			4,224,182

Multiline Retail — 0.4%
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		585	580,989
2nd Lien Term Loan, 8.50%, 3/26/20		575	575,408
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,638	1,627,307

			2,783,704

Oil, Gas & Consumable Fuels — 1.7%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		296	280,302
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,495	1,315,447
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21 (d)		1,757	1,616,413
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		171	158,500
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,127	1,100,968
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		465	444,880
2nd Lien Term Loan, 8.38%, 9/30/20		420	380,276
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		719	711,770
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		112	90,623
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,645	1,653,225
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		900	906,750
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	266,750
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,005	987,413
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		105	101,015
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		459	459,997

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21	USD	369	$360,542
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		298	295,889

			11,130,760

Pharmaceuticals — 1.4%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,295	1,296,075
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		851	838,670
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		2,094	2,074,180
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		791	783,732
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		1,646	1,621,767
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,388	1,384,342
Valeant Pharmaceuticals International, Inc., Term Loan B:
Series C2, 3.50%, 12/11/19		478	474,049
Series E, 3.50%, 8/05/20		721	715,478

			9,188,293

Professional Services — 0.7%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		469	465,347
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	600,462
Delayed Draw Term Loan, 4.25%, 7/23/21		16	15,512
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		609	605,639
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		850	838,312
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,054	1,046,045

Floating Rate Loan Interests (c)		Par (000)	Value

Professional Services (concluded)
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19	USD	1,163	$1,140,092

			4,711,409

Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		941	939,442
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21 (d)		717	719,932
Delayed Draw Term Loan, 5.50%, 11/04/21		428	429,473
Realogy Corp. :
Extended Letter of Credit, 4.40%, 10/10/16		47	46,320
Term Loan B, 3.75%, 3/05/20		2,096	2,086,944

			4,222,111

Road & Rail — 0.2%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,010	975,002
2nd Lien Term Loan, 7.75%, 9/21/21		675	614,250

			1,589,252

Semiconductors & Semiconductor Equipment — 0.6%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		2,673	2,671,964
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		718	711,282
Term Loan B5, 5.00%, 1/15/21		376	376,591

			3,759,837

Software — 1.5%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		459	450,771
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		560	558,600
Term Loan B, 4.25%, 11/01/19		541	537,139
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,108	1,091,325
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		610	577,975
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		234	233,825
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,837	1,891,632

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	18

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Software (concluded)
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20	USD	630	$628,857
2nd Lien Term Loan, 8.50%, 10/11/21		1,200	1,198,200
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		845	825,706
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		817	812,572
Tibco Software, Inc., Term Loan B, 1.00%, 11/04/20 (d)		150	146,876
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		560	553,000

			9,506,478

Specialty Retail — 0.9%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,452	1,448,966
Michaels Stores, Inc., Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,197	1,191,518
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,431	2,403,834
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		891	885,411
Toys 'R' Us-Delaware, Inc.:
Term Loan B3, 5.25%, 5/25/18		59	44,941
Term Loan B4, 9.75%, 4/24/20		182	167,866

			6,142,536

Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,243	1,207,385
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,036	983,573
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20		555	508,519
Term Loan B, 4.75%, 10/08/19		439	421,344
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		782	782,734

			3,903,555

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		855	851,305

Floating Rate Loan Interests (c)		Par (000)	Value
Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20	USD	1,531	$1,510,222

Total Floating Rate Loan Interests — 43.8%			287,157,309

Foreign Agency Obligations

Cyprus Government International Bond, 4.63%, 2/03/20	EUR	2,600	3,139,537
Iceland Government International Bond:
4.88%, 6/16/16	USD	580	606,779
5.88%, 5/11/22		3,030	3,410,571
Portugal Obrigacoes do Tesouro OT, 4.45%, 6/15/18 (b)	EUR	2,350	3,240,705

Total Foreign Agency Obligations — 1.6%			10,397,592

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.5%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	5,016	4,550,652
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,176	1,148,832
Series 2006-17, Class A2, 6.00%, 12/25/36		2,642	2,425,674
Series 2007-HY5, Class 3A1, 4.96%, 9/25/37 (c)		1,772	1,639,128
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.58%, 10/25/35 (c)		1,778	1,589,330
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(c)		4,162	4,273,613
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.46%, 2/26/37 (b)(c)		550	547,908

			16,175,137

Commercial Mortgage-Backed Securities — 8.1%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.95%, 2/10/51 (c)		1,674	1,838,914
Commercial Mortgage Pass-Through Certificates (b):
Series 2013-LC13, Class D, 5.22%, 8/10/46		3,530	3,541,716
Series 2014-KYO, Class F, 3.66%, 6/11/27 (c)		1,855	1,846,662

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates (b) (concluded):
Series 2014-PAT, Class E, 3.30%, 8/13/27 (c)	USD	1,000	$991,285
Series 2014-PAT, Class F, 2.59%, 8/13/27 (c)		2,000	1,897,734
Commercial Mortgage Trust, Series 2013-LC6:
Class B, 3.74%, 1/10/46		1,110	1,134,971
Class D, 4.43%, 1/10/46 (b)(c)		1,330	1,274,499
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,975,425
Credit Suisse Mortgage Capital Certificates (c):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	4,989
Series 2007-C5, Class AAB, 5.62%, 9/15/40		1,044	1,099,160
Series 2014-SURF, Class E, 3.26%, 2/15/29 (b)		1,000	1,002,410
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.01%, 7/10/38 (c)		1,610	1,706,708
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,995	2,029,041
GS Mortgage Securities Trust (c):
Series 2006-GG6, Class AM, 5.62%, 4/10/38		3,680	3,838,737
Series 2014-GSFL, Class D, 4.05%, 7/15/31 (b)		1,140	1,140,041
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.25%, 11/15/45 (b)(c)		1,400	1,410,844
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		204	205,105
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,035	2,187,820
Series 2007-CB19, Class A4, 5.89%, 2/12/49 (c)		2,140	2,323,578
Series 2012-LC9, Class XA, 2.08%, 12/15/47 (c)		14,781	1,401,832
LB-UBS Commercial Mortgage Trust (c):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,650,413

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (c) (concluded):
Series 2007-C6, Class A4, 5.86%, 7/15/40	USD	4,451	$4,716,269
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (c)		1,430	1,532,914
Talisman Finance PLC, Series 6, Class A, 0.26%, 10/22/16 (c)	EUR	1,435	1,744,281
Titan Europe PLC, Series 2007-1X, Class A, 0.81%, 1/20/17 (c)	GBP	2,548	3,781,285
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.14%, 2/15/51 (c)	USD	2,024	2,174,621
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,154,773
Series 2012-C8, Class C, 5.04%, 8/15/45 (c)		1,395	1,501,111
Series 2014-C20, Class XA, 1.40%, 5/15/47 (c)		14,908	1,149,867

			53,257,005

Interest Only Commercial Mortgage-Backed Securities — 0.3%
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.38%, 11/15/45 (b)(c)		16,453	1,874,155

Total Non-Agency Mortgage-Backed Securities — 10.9%			71,306,297

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Freddie Mac Mortgage-Backed Securities:
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,298	2,499,875
Series K032, Class A2, 3.31%, 5/25/23 (c)		3,500	3,685,084

			6,184,959

Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.21%, 12/25/17 (c)		19,176	1,879,236
Freddie Mac Mortgage-Backed Securities, Class X1 (c):
Series K707, 1.69%, 12/25/18		42,477	2,323,811

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	20

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 3.4%
Freddie Mac Mortgage-Backed Securities, Class X1 (c) (concluded):
Series K710, 1.91%, 5/25/19	USD	13,214	$895,671

			5,098,718

Fannie Mae Mortgage-Backed Securities (k):
3.50%, 8/01/26		7,045	7,495,771
5.00%, 7/01/20 - 8/01/23		5,080	5,460,341
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25 (e)(k)		8,416	9,034,383

			21,990,495

Total U.S. Government Sponsored Agency Securities — 5.1%			33,274,172

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750

Construction Materials — 0.0%
USI Senior Holdings		6	—

Diversified Financial Services — 0.0%
JG Wentworth LLC Preferred Equity, (Acquired 11/18/13, cost $969,589) (a)(m)		14	135,393

Total Other Interests — 0.0%			144,143

Preferred Securities

Capital Trusts		Par (000)

Banks — 0.5%
Wachovia Capital Trust III, 5.57% (c)(e)(n)		3,365	3,255,638

Capital Markets — 0.5%
Credit Suisse Group AG, 6.25% (b)(c)(e)(n)		1,445	1,405,262
The Goldman Sachs Group, Inc., Series L, 5.70% (c)(n)		1,920	1,963,200

			3,368,462

Diversified Financial Services — 4.3%
Bank of America Corp., Series U, 5.20% (c)(e)(n)		1,250	1,146,250

Capital Trusts	Par (000)	Value

Diversified Financial Services (concluded)
Bank of America Corp., Series V, 5.13% (c)(e)(n)	3,470	$3,357,225
Citigroup, Inc., 5.90% (c)(e)(n)	5,000	4,962,500
Citigroup, Inc., 5.95% (c)(e)(n)	1,370	1,363,150
JPMorgan Chase & Co., Series U, 6.13% (c)(e)(n)	6,690	6,765,262
JPMorgan Chase & Co., Series V, 5.00% (c)(e)(n)	3,000	2,946,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)	1,450	1,639,588
Morgan Stanley, Series H, 5.45% (c)(e)(n)	1,426	1,436,695
Societe Generale SA, 6.00% (b)(c)(e)(n)	4,825	4,555,765

		28,172,435

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 4.20 (c)(d)(n)	200	250,157

Insurance — 3.4%
The Allstate Corp., 6.13%, 5/15/67 (c)(e)	3,000	3,187,500
AXA SA, 6.46% (b)(c)(e)(n)	1,625	1,690,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (c)	1,850	1,225,625
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (c)(e)	2,500	2,862,500
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (b)(c)(e)	1,575	1,622,250
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)(e)	1,500	1,758,750
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(e)	3,250	3,355,625
Swiss Re Capital I LP, 6.85% (b)(c)(e)(n)	3,000	3,172,500
Voya Financial, Inc., 5.65%, 5/15/53 (c)(e)	3,500	3,491,250

		22,366,000

Total Capital Trusts — 8.8%		57,412,692

Preferred Stocks	Shares

Capital Markets — 0.9%
The Goldman Sachs Group, Inc., Series J, 5.50% (c)(n)	202,526	4,895,053
Orange SA, 4.00% (c)(n)	200,000	255,945
SCE Trust III, 5.75% (c)(n)	21,200	572,400

		5,723,398

Diversified Financial Services — 0.5%
Ally Financial, Inc., Series A, 8.50% (c)(n)	8,657	229,757

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Diversified Financial Services (concluded)
Morgan Stanley, 6.88% (c)	120,000	$3,231,600

		3,461,357

Total Preferred Stocks — 1.4%		9,184,755

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13% (c)	124,413	$3,278,248

Total Preferred Securities — 10.7%		69,875,695

Warrants (o)
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,100	15,078

Total Long-Term Investments (Cost — $943,323,267) — 143.7%		941,345,034

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (p)(q)	1,519,494	$1,519,494

Total Short-Term Securities (Cost — $1,519,494) — 0.2%		1,519,494

Options Purchased (Cost — $44,978) — 0.0%		—

Total Investments (Cost — $945,309,189*) — 143.9%		942,864,528
Liabilities in Excess of Other Assets — (43.9)%		(287,863,457)

Net Assets — 100.0%		$655,001,071

*		As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$948,794,314

Gross unrealized appreciation		$20,500,381
Gross unrealized depreciation		(26,430,167)

Net unrealized appreciation		$(5,929,786)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

Bank of America N.A	$1,866,845	$38,845
Barclays Capital, Inc.	1,344,415	(2,776)
Citigroup Global Markets, Inc.	4,447,046	10,524
Credit Suisse Securities (USA) LLC	3,461,863	3,952
Deutsche Bank Securities, Inc.	1,233,750	—
JPMorgan Chase Bank N.A.	1,057,822	9,871
Jefferies Co.	1,910,000	—
Robert W. Baird & Co., Inc.	49,875	(125)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	22

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation

J.P. Morgan Securities LLC	$7,495,771	$159,201
J.P. Morgan Securities LLC	$4,467,747	$78,699
J.P. Morgan Securities LLC	$992,594	$25,482
Wells Fargo Securities LLC	$9,034,383	$366,625

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $191,682 and an original cost of $969,589 which was less than 0.05% of its net assets.
(n)	Security is perpetual in nature and has no stated maturity date.
(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,390,390	(5,870,896)	1,519,494	$803

(q)	Represents the current yield as of report date.

Portfolio Abbreviations

ABS	Asset-Backed Security
ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-In-Kind.
REMIC	Real Estate Mortgage Investment Conduit
SGD	Singapore Dollar
USD	U.S. Dollar
VA	Department of Veterans Affairs

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Barclays Capital, Inc.	0.35%	2/28/2014	Open	$3,202,000	$3,210,561
Barclays Capital, Inc.	0.35%	2/28/2014	Open	3,109,000	3,117,312
Barclays Capital, Inc.	0.35%	2/28/2014	Open	1,929,000	1,934,157
Deutsche Bank Securities, Inc.	0.55%	2/28/2014	Open	1,073,000	1,077,508
Deutsche Bank Securities, Inc.	0.55%	2/28/2014	Open	474,000	475,991
Deutsche Bank Securities, Inc.	0.55%	3/10/2014	Open	349,000	350,413
HSBC Securities (USA), Inc.	0.38%	3/10/2014	Open	6,339,571	6,357,305
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	1,000,000	1,003,483
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	2,100,000	2,107,315
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	1,300,000	1,304,528
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	2,000,000	2,006,967
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	1,200,000	1,204,180
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	600,000	602,090
Deutsche Bank Securities, Inc.	0.55%	4/16/2014	Open	100,000	100,348
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	1,500,000	1,505,225
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	500,000	501,837
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	500,000	501,837
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	500,000	501,837
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	500,000	501,837
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	1,600,000	1,605,877
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	1,500,000	1,505,225
Deutsche Bank Securities, Inc.	0.58%	4/16/2014	Open	500,000	501,837
Barclays Capital, Inc.	0.60%	4/17/2014	Open	611,000	613,312
Barclays Capital, Inc.	0.60%	4/17/2014	Open	1,633,000	1,639,178
Barclays Capital, Inc.	0.60%	4/17/2014	Open	278,000	279,052
Barclays Capital, Inc.	0.60%	4/17/2014	Open	960,000	963,632
Barclays Capital, Inc.	0.60%	4/17/2014	Open	502,000	503,899
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	1,539,000	1,544,243
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	899,000	902,063
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	593,000	595,020
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	768,000	770,617
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	2,075,000	2,082,069
Deutsche Bank Securities, Inc.	0.55%	4/21/2014	Open	848,000	850,889
Deutsche Bank Securities, Inc.	0.58%	4/21/2014	Open	200,000	200,719
Deutsche Bank Securities, Inc.	0.58%	4/21/2014	Open	142,000	142,510
Deutsche Bank Securities, Inc.	0.58%	4/21/2014	Open	705,000	707,533
Deutsche Bank Securities, Inc.	0.58%	4/21/2014	Open	467,000	468,678
Deutsche Bank Securities, Inc.	0.58%	4/21/2014	Open	1,180,000	1,184,239
HSBC Securities (USA), Inc.	0.55%	5/9/2014	Open	1,125,643	1,129,169
Deutsche Bank Securities, Inc.	0.55%	5/13/2014	Open	412,000	413,265
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	580,000	581,878
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	2,227,000	2,234,212
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	2,194,000	2,201,105

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	24

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	$1,370,000	$1,374,437
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	1,573,000	1,578,094
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	804,000	806,604
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	1,178,000	1,181,815
Deutsche Bank Securities, Inc.	0.58%	5/13/2014	Open	627,000	629,030
Deutsche Bank Securities, Inc.	0.59%	5/13/2014	Open	810,000	812,668
Deutsche Bank Securities, Inc.	0.59%	5/13/2014	Open	827,000	829,724
Deutsche Bank Securities, Inc.	0.59%	5/13/2014	Open	841,000	843,770
Deutsche Bank Securities, Inc.	0.60%	5/13/2014	Open	933,000	936,126
Deutsche Bank Securities, Inc.	0.60%	5/13/2014	Open	1,049,000	1,052,514
UBS Securities LLC	-0.50%	5/13/2014	Open	980,000	977,264
UBS Securities LLC	0.34%	5/13/2014	Open	3,277,000	3,283,221
UBS Securities LLC	0.35%	5/13/2014	Open	1,693,000	1,696,308
UBS Securities LLC	0.45%	5/13/2014	Open	811,000	813,038
UBS Securities LLC	0.55%	5/13/2014	Open	2,171,000	2,177,667
UBS Securities LLC	0.55%	5/13/2014	Open	2,326,000	2,333,143
UBS Securities LLC	0.55%	5/13/2014	Open	788,000	790,420
UBS Securities LLC	0.60%	5/13/2014	Open	2,880,000	2,889,648
Barclays Capital, Inc.	0.40%	5/14/2014	Open	3,311,000	3,318,358
Barclays Capital, Inc.	0.60%	5/14/2014	Open	317,000	318,057
Deutsche Bank Securities, Inc.	0.40%	5/23/2014	Open	3,352,000	3,359,114
Deutsche Bank Securities, Inc.	0.60%	5/27/2014	Open	700,000	702,182
Barclays Capital, Inc.	0.60%	5/28/2014	Open	1,244,000	1,247,856
Deutsche Bank Securities, Inc.	0.55%	6/2/2014	Open	1,985,000	1,990,489
Deutsche Bank Securities, Inc.	0.58%	6/5/2014	Open	659,000	660,890
Deutsche Bank Securities, Inc.	0.58%	6/5/2014	Open	748,000	750,145
Deutsche Bank Securities, Inc.	0.58%	6/5/2014	Open	1,319,000	1,322,783
Deutsche Bank Securities, Inc.	0.58%	6/5/2014	Open	553,000	554,586
Deutsche Bank Securities, Inc.	0.55%	6/9/2014	Open	1,643,000	1,647,368
Deutsche Bank Securities, Inc.	0.55%	6/9/2014	Open	1,773,000	1,777,713
Deutsche Bank Securities, Inc.	0.55%	6/9/2014	Open	487,000	488,295
Deutsche Bank Securities, Inc.	0.55%	6/9/2014	Open	1,451,000	1,454,857
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,502,000	1,506,162
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,305,000	1,308,616
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,341,000	1,344,716
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,106,000	1,109,065
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,610,000	1,614,461
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,569,000	1,573,348
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,017,000	1,019,818
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,089,000	1,092,018
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	1,146,000	1,149,176
Deutsche Bank Securities, Inc.	0.58%	6/11/2014	Open	984,000	986,727
Barclays Capital, Inc.	(1.75)%	6/25/2014	Open	518,870	514,885
Deutsche Bank Securities, Inc.	0.55%	6/27/2014	Open	754,000	755,797
Barclays Capital, Inc.	0.60%	7/2/2014	Open	1,288,000	1,291,241
Deutsche Bank Securities, Inc.	0.58%	7/7/2014	Open	776,728	778,555
Deutsche Bank Securities, Inc.	0.58%	7/9/2014	Open	843,000	844,956
Deutsche Bank Securities, Inc.	0.58%	7/9/2014	Open	992,307	994,609
Deutsche Bank Securities, Inc.	0.58%	7/9/2014	Open	843,000	844,956
Deutsche Bank Securities, Inc.	0.59%	7/11/2014	Open	468,000	469,089

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.59%	7/11/2014	Open	$892,925	$895,003
UBS Securities LLC	0.65%	7/11/2014	Open	411,750	412,806
Barclays Capital, Inc.	0.60%	7/15/2014	Open	1,208,000	1,210,778
Deutsche Bank Securities, Inc.	0.58%	7/21/2014	Open	1,129,950	1,132,353
Deutsche Bank Securities, Inc.	0.58%	7/21/2014	Open	1,561,875	1,565,197
Deutsche Bank Securities, Inc.	0.58%	7/22/2014	Open	783,929	785,583
HSBC Securities (USA), Inc.	0.55%	7/23/2014	Open	2,410,417	2,415,204
Deutsche Bank Securities, Inc.	0.60%	7/29/2014	Open	1,106,954	1,109,241
Deutsche Bank Securities, Inc.	0.59%	7/30/2014	Open	672,000	673,355
BNP Paribas Securities Corp.	0.59%	8/12/2014	Open	855,000	856,541
BNP Paribas Securities Corp.	0.59%	8/12/2014	Open	643,000	644,159
Barclays Capital, Inc.	0.60%	8/25/2014	Open	494,000	494,799
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	1,802,250	1,804,315
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	2,380,050	2,382,777
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	1,227,506	1,228,913
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	3,164,425	3,168,051
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	3,386,250	3,390,130
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	2,793,750	2,796,951
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	2,269,975	2,272,576
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	3,108,750	3,112,312
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	2,991,199	2,994,627
HSBC Securities (USA), Inc.	0.55%	9/16/2014	Open	2,378,880	2,381,606
HSBC Securities (USA), Inc.	0.60%	9/16/2014	Open	2,669,040	2,672,376
Barclays Capital, Inc.	0.44%	9/17/2014	Open	1,061,000	1,061,960
Barclays Capital, Inc.	0.55%	9/17/2014	Open	1,278,000	1,279,445
Barclays Capital, Inc.	0.60%	9/17/2014	Open	1,239,000	1,240,528
Barclays Capital, Inc.	0.60%	9/17/2014	Open	489,000	489,603
Barclays Capital, Inc.	0.60%	9/17/2014	Open	942,000	943,162
Barclays Capital, Inc.	0.60%	9/17/2014	Open	869,000	870,072
Barclays Capital, Inc.	0.60%	9/17/2014	Open	1,175,000	1,176,449
Barclays Capital, Inc.	0.60%	9/17/2014	Open	941,000	942,161
Barclays Capital, Inc.	0.60%	9/17/2014	Open	657,000	657,810
Barclays Capital, Inc.	0.60%	9/17/2014	Open	833,000	834,027
Barclays Capital, Inc.	0.60%	9/17/2014	Open	658,000	658,812
Barclays Capital, Inc.	0.60%	9/17/2014	Open	877,000	878,082
Barclays Capital, Inc.	0.60%	9/17/2014	Open	716,000	716,883
Barclays Capital, Inc.	0.60%	9/17/2014	Open	629,000	629,776
Barclays Capital, Inc.	0.60%	9/17/2014	Open	1,242,000	1,243,532
RBC Capital Markets LLC	0.65%	9/18/2014	Open	349,800	350,261
RBC Capital Markets LLC	0.65%	9/18/2014	Open	620,940	621,758
RBC Capital Markets LLC	0.34%	9/19/2014	Open	598,400	598,807
RBC Capital Markets LLC	0.34%	9/19/2014	Open	967,725	968,383
RBC Capital Markets LLC	0.65%	9/19/2014	Open	693,000	693,901
RBC Capital Markets LLC	0.65%	9/19/2014	Open	576,850	577,600
RBC Capital Markets LLC	0.65%	9/19/2014	Open	548,250	548,963
Deutsche Bank Securities, Inc.	0.58%	9/22/2014	Open	134,000	134,149
HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	1,873,585	1,875,560
HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	1,447,800	1,449,326
HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	834,063	834,942
HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	905,450	906,404

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	26

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	$796,800	$797,640
HSBC Securities (USA), Inc.	0.55%	9/22/2014	Open	820,124	820,988
HSBC Securities (USA), Inc.	0.60%	9/22/2014	Open	1,019,323	1,020,495
HSBC Securities (USA), Inc.	0.60%	9/22/2014	Open	908,040	909,084
HSBC Securities (USA), Inc.	0.60%	9/22/2014	Open	891,053	892,077
HSBC Securities (USA), Inc.	0.60%	9/22/2014	Open	935,588	936,663
HSBC Securities (USA), Inc.	0.60%	9/22/2014	Open	856,069	857,053
HSBC Securities (USA), Inc.	0.65%	9/22/2014	Open	947,420	948,600
HSBC Securities (USA), Inc.	0.65%	9/22/2014	Open	833,565	834,603
UBS Securities LLC	0.48%	9/22/2014	Open	2,610,000	2,612,401
UBS Securities LLC	0.50%	9/22/2014	Open	4,400,000	4,404,217
UBS Securities LLC	0.50%	9/22/2014	Open	3,027,575	3,030,476
UBS Securities LLC	0.50%	9/22/2014	Open	4,071,094	4,074,995
Deutsche Bank Securities, Inc.	0.50%	10/2/2014	Open	1,437,000	1,438,178
Deutsche Bank Securities, Inc.	0.55%	10/2/2014	Open	289,000	289,261
Deutsche Bank Securities, Inc.	0.58%	10/2/2014	Open	361,000	361,343
Deutsche Bank Securities, Inc.	0.58%	10/2/2014	Open	1,227,000	1,228,166
Deutsche Bank Securities, Inc.	0.58%	10/2/2014	Open	943,000	943,896
Deutsche Bank Securities, Inc.	0.58%	10/2/2014	Open	1,047,000	1,047,995
Deutsche Bank Securities, Inc.	0.58%	10/2/2014	Open	1,537,000	1,538,461
Deutsche Bank Securities, Inc.	0.59%	10/2/2014	Open	396,000	396,383
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	1,788,000	1,789,758
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	1,284,000	1,285,263
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	739,000	739,727
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	1,316,000	1,317,294
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	729,000	729,717
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	1,176,000	1,177,156
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	1,019,000	1,020,002
Deutsche Bank Securities, Inc.	0.60%	10/2/2014	Open	831,000	831,817
Deutsche Bank Securities, Inc.	0.58%	10/8/2014	Open	786,956	787,628
Deutsche Bank Securities, Inc.	0.58%	10/14/2014	Open	1,653,643	1,654,895
Deutsche Bank Securities, Inc.	0.58%	10/16/2014	Open	1,090,110	1,090,900
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	1,334,000	1,334,415
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	3,203,000	3,203,996
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	1,425,000	1,425,443
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	1,202,000	1,202,374
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	3,038,000	3,038,945
Credit Suisse Securities (USA) LLC	0.35%	10/29/2014	Open	5,986,000	5,987,862
Credit Suisse Securities (USA) LLC	0.40%	10/29/2014	Open	1,426,000	1,426,507
Deutsche Bank Securities, Inc.	0.60%	10/30/2014	Open	617,865	618,184
Deutsche Bank Securities, Inc.	0.59%	11/5/2014	Open	1,381,000	1,381,566
Deutsche Bank Securities, Inc.	0.60%	11/5/2014	Open	1,598,000	1,598,666
BNP Paribas Securities Corp.	0.34%	11/7/2014	Open	7,278,000	7,279,581
Deutsche Bank Securities, Inc.	0.60%	11/12/2014	Open	492,000	492,148
HSBC Securities (USA), Inc.	0.65%	11/12/2014	Open	995,738	996,061
RBC Capital Markets LLC	0.65%	11/17/2014	Open	445,950	446,054
RBC Capital Markets LLC	0.65%	11/17/2014	Open	1,088,583	1,088,839
RBC Capital Markets LLC	0.22%	11/18/2014	12/16/2014	21,190,000	21,193,626
HSBC Securities (USA), Inc.	0.60%	11/19/2014	Open	637,980	638,097
Deutsche Bank Securities, Inc.	0.59%	11/20/2014	Open	418,000	418,069

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.55%	11/25/2014	Open	$839,700	$839,764
HSBC Securities (USA), Inc.	0.35%	11/25/2014	Open	1,557,268.00	1,557,343
HSBC Securities (USA), Inc.	0.55%	11/25/2014	Open	512,775	512,814
HSBC Securities (USA), Inc.	0.55%	11/25/2014	Open	516,313.00	516,352
HSBC Securities (USA), Inc.	0.35%	11/28/2014	Open	603,000	603,012
HSBC Securities (USA), Inc.	0.55%	11/28/2014	Open	943,949.00	943,977
HSBC Securities (USA), Inc.	0.55%	11/28/2014	Open	574,430.00	574,447
Total				$280,015,768	$280,488,614

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(159)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	20,200,453	$(180,162)
(176)	Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	USD	25,102,000	(253,142)
53	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	USD	8,523,062	62,876

Total						$(370,428)

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

EUR	111,000	USD	138,008	JPMorgan Chase Bank N.A.	12/04/14	$17
EUR	190,984	USD	237,610	BNP Paribas S.A.	1/21/15	(53)
GBP	903,000	USD	1,414,533	Citibank N.A.	1/21/15	(4,493)
USD	1,401,347	CAD	1,574,000	Barclays Bank PLC	1/21/15	26,481
USD	20,390,711	EUR	15,982,060	JPMorgan Chase Bank N.A	1/21/15	511,388
USD	4,040,027	EUR	3,260,000	JPMorgan Chase Bank N.A	1/21/15	(14,932)
USD	34,296,835	GBP	21,510,000	Barclays Bank PLC	1/21/15	708,824
Total						$1,227,232

•	OTC options purchased as of November 30, 2014 were as follows:

	Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

	Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	46	—

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	28

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	OTC interest rate swaptions purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Capital, Inc.	Call	2.54%	Receive	3-month LIBOR	9/4/24	USD	18,700	$431,204

•	OTC interest rate swaptions written as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Barclays Capital, Inc.	Put	2.60%	Pay	3-month LIBOR	9/4/24	USD	18,700	$(434,685)

•	OTC credit default swaps – buy protection outstanding as of November 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation

Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(10)	$9	$(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(10)	9	(19)
Total						$(20)	$18	$(38)

•	OTC interest rate swaps outstanding as of November 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Received	Unrealized Depreciation
11.15%[1]	1-Day OIS	Deutsche Bank AG	1/04/16	BRL	56,933	$(299,012)	$(727)	$(298,285)

[1]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$2,548,953	$995,846	$1,705,455	$5,250,254
Asset-Backed Securities	—	75,030,539	13,603,733	88,634,272
Corporate Bonds	—	366,309,909	8,980,313	375,290,222
Floating Rate Loan Interests	—	256,278,861	30,448,975	286,727,836
Foreign Agency Obligations	—	10,397,592	—	10,397,592
Non-Agency Mortgage-Backed Securities	—	71,306,297	—	71,306,297
U.S. Government Sponsored Agency Securities	—	33,274,172	—	33,274,172
Other Interests	135,393	—	8,750	144,143
Preferred Securities	12,207,058	57,668,637	—	69,875,695
Warrants	—	—	15,078	15,078
Short-Term Securities	1,519,494	—	—	1,519,494
Unfunded Floating Rate Loan Interests	—	429,473	—	429,473

Total	$16,410,898	$871,691,326	$54,762,304	$942,864,528

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	30

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$1,246,710	—	$1,246,710
Interest rate contracts	$62,876	431,204	—	494,080
Liabilities:
Credit contracts	—	(38)	—	(38)
Foreign currency exchange contracts	—	(19,478)	—	(19,478)
Interest rate contracts	$(433,304)	(732,970)	—	(1,166,274)

Total	$(370,428)	$925,428	—	$555,000

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for OTC derivatives	$100,000	—	—	$100,000
Cash pledged as collateral for reverse repurchase agreements	600,000	—	—	600,000
Cash pledged for financial futures contracts	428,500	—	—	428,500
Liabilities:
Bank overdraft	—	$(654,502)	—	(654,502)
Foreign currency at value	—	(215,896)	—	(215,896)
Reverse repurchase agreements	—	(280,488,614)	—	(280,488,614)

Total	$1,128,500	$(281,359,012)	—	$(280,230,512)

There were no transfers between Level 1 and 2 during the period ended November 30, 2014.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	31

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$2,748,166	$14,418,405	$8,907,388	$33,197,391	$8,750	$(175)	—	$59,279,925
Transfers into Level 3[1]	—	—	—	10,246,183	—	—	$14,419	10,260,602
Transfers out of Level 3[2]	—	(10,116,243)	—	(11,748,237)	—	—	—	(21,864,480)
Accrued discounts/premiums	—	(1,032,233)	(215)	20,138	—	—	—	(1,012,310)
Net realized gain	—	9,775	—	3,078	—	—	—	12,853
Net change in unrealized appreciation/depreciation[3]	(1,042,711)	772,201	(25,770)	(447,741)	—	175	659	(743,187)
Purchases	—	10,397,911	98,910	996,801	—	—	—	11,493,622
Sales	—	(846,083)	—	(1,818,638)	—	—	—	(2,664,721)
Closing Balance, as of November 30, 2014	$1,705,455	$13,603,733	$8,980,313	$30,448,975	$8,750	—	$15,078	$54,762,304
Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[3]	$(1,042,711)	$776,900	$(25,770)	$(432,614)	—	—	$659	$(723,536)

[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,300,871 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $21,864,480 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2014	32

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2015